SUBSEQUENT EVENTS (Details Narrative) - USD ($)											3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 25, 2024	Aug. 19, 2024	May 01, 2024	Jan. 01, 2024	Dec. 31, 2023	May 05, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 15, 2020	Oct. 05, 2017
Subsequent Event [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 162,295			$ 144,282	$ 172,306				$ 316,588	$ 1,520,381
Paid-in-Kind Interest																	$ 164,357	$ 51,588	51,588	$ 53,371
Debt Instrument, Unamortized Discount
Common stock, shares outstanding						145,642,333			123,345,985				145,642,333				82,238,648		145,642,333	123,345,985
Stock Issued During Period, Shares, New Issues			8,973,405
Preferred stock, par value						$ 0.001			$ 0.001				$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized						300,000,000			300,000,000				300,000,000				300,000,000		300,000,000	300,000,000
Common stock, par value						$ 0.001			$ 0.001				$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized						50,000,000			50,000,000				50,000,000				50,000,000		50,000,000	50,000,000
NDPD Pharma Inc [Member]
Subsequent Event [Line Items]
Preferred stock, par value																						$ 0.0001
Acquisition of shares		14,085,410
Common stock, shares authorized																						95,000,000
Common stock, par value																						$ 0.0001
Preferred stock, shares authorized																						5,000,000
Fair market value		$ 7,660,000
Book value		$ 4,007,572
Royalty percentage		33.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 8,190,000
Stock Purchase Agreement [Member] | NDPD Pharma Inc [Member] | Non Affiliates [Member]
Subsequent Event [Line Items]
Acquisition of shares		3,389,169
Stock Purchase Agreement [Member] | NDPD Pharma Inc [Member] | Affiliates [Member]
Subsequent Event [Line Items]
Acquisition of shares		28,467,564
Pharmalectin, Inc. [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding						29,410,000							29,410,000				15,000,000		29,410,000
Preferred stock, par value																						$ 0.0001
Common stock, shares authorized																						95,000,000
Common stock, par value																						$ 0.0001
Preferred stock, shares authorized																						5,000,000
Pharmalectin, Inc. [Member] | Joint Venture Aggrement [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding																					15,000,000
Percentage of oustanding shares																					17.50%
Stock Redeemed or Called During Period, Shares			14,410,000
Percentage of shares exchanged			49.00%
Convertible Notes Payable [Member] | Two Thousand Twenty One Holder [Member]
Subsequent Event [Line Items]
Debt Instrument, Unamortized Discount				$ 105,000
Debt conversion, description				the conversion price was adjusted to the lower of (i) a fixed price of $0.08, or (ii) if the VWAP at the date of conversion is below $0.08, the conversion price will be reduced with 120% of the difference between fixed price and VWAP.			The conversion price was adjusted to the lower of (i) a fixed price of $0.13, or (ii) if the VWAP at the date of conversion is below $0.13, the conversion price will be reduced with 120% of the difference between fixed price and VWAP.
Debt Instrument, Convertible, Conversion Price				$ 0.08
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 1,249		$ 30,000	$ 1,110	$ 1,325				$ 2,435	$ 6,081
Stock Issued During Period, Shares, Conversion of Convertible Securities											1,248,423	9,857,092		1,109,861	1,325,430				2,435,291	6,081,484
Stock Issued During Period, Shares, New Issues						144,642,333		123,345,985	123,345,985	110,840,998	580,396			3,188,459	192,411	250,000			534,815	354,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities												$ 1,263,562
Paid-in-Kind Interest												$ 163,562
Stock Issued During Period, Shares, New Issues			8,973,405
Preferred stock, par value		$ 0.543
Accrued Salaries			$ 353,840
Common stock, shares authorized		3,389,169
Common stock, par value		$ 0.109
Preferred stock, shares authorized		28,467,564
Book value		$ 11,842,428
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 8,190,000
Subsequent Event [Member] | NDPD Pharma Inc [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding		15,000,000
Issued and outstanding shares of common stock		100.00%
Subsequent Event [Member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities			28,971,248
Preferred stock, par value			$ 0.001
Preferred Stock, Convertible, Terms			5:1 basis, as per the Certificate of Designation dated April 19, 2024
Subsequent Event [Member] | Stock Purchase Agreement [Member] | NDPD Pharma Inc [Member]
Subsequent Event [Line Items]
Issued and outstanding shares of common stock		100.00%
Subsequent Event [Member] | Pharmalectin, Inc. [Member] | Joint Venture Aggrement [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares			14,410,000
Percentage of shares exchanged			49.00%
Subsequent Event [Member] | Convertible Notes Payable [Member] | Two Thousand Twenty One Holder [Member]
Subsequent Event [Line Items]
Debt Instrument, Unamortized Discount				$ 105,000
Debt conversion, description				the conversion price was adjusted to the lower of (i) a fixed price of $
Debt Instrument, Convertible, Conversion Price				$ 0.08
Conversion price, converted				$ 70,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities			94,057,658									9,857,092
Stock Issued During Period, Shares, New Issues	86,782,908				144,642,333
Preferred Stock, Convertible, Terms			The Preferred shares can at any time be converted back into shares of Common Stock at a 1:5 basis
Book value		$ 368,623